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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.):  [_]  is a restatement.
                                   [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mercury Real Estate Advisors LLC
Address:  Three River Road
          Greenwich, CT 06807

13F File Number 28-11650

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Malcolm F. MacLean IV
Title:  Managing Member
Phone:  (203) 769-2980

Signature, Place and Date of Signing

 /s/ Malcolm F. MacLean IV  Greenwich, Connecticut       February 4, 2009
 ------------------------- ------------------------  ------------------------

Report Type (Check only one.)

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:  6

Form 13F Information Table Value Total:  $13,797 (x 1000)

List of Other Included Managers:

                 01 File Number 28-11653  David R. Jarvis
                 02 File Number 28-11654  Malcolm F. MacLean IV

Mercury Real Estate Advisors, LLC, Mr. Jarvis and Mr. MacLean share investment discretion with respect to the reported securities.

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                          FORM 13F INFORMATION TABLE

                                                                              Voting    Voting    Voting
              Title of           Value  Shares  SH/ Put/ Investment  Other   Authority Authority Authority
   Issuer      Class     Cusip   x 1000 Prn Amt PRN Call Discretion Managers   Sole     Shared     None
   ------     -------- --------- ------ ------- --- ---- ---------- -------- --------- --------- ---------
ISHARES INC..  MSCI
               HONG
               KONG    464286871 2,852  275,000 SH         OTHER              275,000      0         0
ISHARES TR...  FTSE
               XNHUA
               IDX     464287184 2,909  100,000 SH         OTHER              100,000      0         0
PROSHARES TR.  PSHS
               UT SHT
               MSCI    74347R354 2,627   50,000 SH         OTHER               50,000      0         0
PROSHARES TR.  PSHS
               REAL
               ESTAT   74347R552 1,876   37,000 SH         OTHER               37,000      0         0
SONESTA INTL
  HOTELS
  CORP.......  CL A    835438409 3,416  249,875 SH         OTHER              249,875      0         0
CALIFORNIA
  COASTAL      COM
  CMNTYS INC.  NEW     129915203   117  233,644 SH         OTHER              233,644      0         0